Financial Assets And Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 218,259	$ 142,662
Borrowings	610,973	539,786
Total	829,232	682,448
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	146,148	124,802
Borrowings	163,222	190,227
Total	309,370	315,029
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	58,372	5,733
Borrowings	157,792	170,004
Total	216,164	175,737
From 2 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,688	12,127
Borrowings	214,491	179,555
Total	224,179	$ 191,682
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,051
Borrowings	75,468
Total	$ 79,519